Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 9,613,390		¥ 18,155,563
Other comprehensive (loss)/income before reclassification	178,035		620,279
Amounts reclassified from accumulated other comprehensive income	(11,569)		(7,137)
Total other comprehensive income, net of tax	166,466	$ 24,518	613,142
Other comprehensive (income)/loss attributable to noncontrolling interests	1,092		(1,107)
Balances	5,370,111	790,933	12,189,513
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,106,219		1,879,171
Other comprehensive (loss)/income before reclassification	166,781		613,424
Total other comprehensive income, net of tax	166,781		613,424
Other comprehensive (income)/loss attributable to noncontrolling interests	1,088		(1,145)
Balances	2,274,088	334,937	2,491,450
Unrealized Gain on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	499		775
Other comprehensive (loss)/income before reclassification	11,254		6,855
Amounts reclassified from accumulated other comprehensive income	(11,569)		(7,137)
Total other comprehensive income, net of tax	(315)		(282)
Other comprehensive (income)/loss attributable to noncontrolling interests	4		38
Balances	188	28	531
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,106,718		1,879,946
Total other comprehensive income, net of tax	167,558		612,035
Balances	¥ 2,274,276	$ 334,965	¥ 2,491,981